Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Interest received	$ 768.3	$ 595.0	$ 159.2
Interest paid	521.9	470.2	161.1
Dividends received	0.0	0.0	$ 0.0
Restricted cash	$ 173.9	$ 197.7